Portfolio of Investments
Columbia Acorn® Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 3.0%
Entertainment 3.0%
Take-Two Interactive Software, Inc.(a)	382,000	63,114,040
Zynga, Inc., Class A(a)	7,153,599	65,240,823
Total		128,354,863
Total Communication Services		128,354,863
Consumer Discretionary 14.2%
Auto Components 0.6%
Dorman Products, Inc.(a)	272,225	24,603,695
Diversified Consumer Services 4.0%
Bright Horizons Family Solutions, Inc.(a)	417,432	63,466,361
Chegg, Inc.(a)	1,103,043	78,801,392
Grand Canyon Education, Inc.(a)	401,887	32,126,847
Total		174,394,600
Hotels, Restaurants & Leisure 3.7%
Churchill Downs, Inc.	104,000	17,037,280
DraftKings, Inc., Class A(a),(b)	487,500	28,684,500
Planet Fitness, Inc., Class A(a)	958,817	59,082,303
Shake Shack, Inc., Class A(a),(b)	324,000	20,891,520
Wingstop, Inc.	258,904	35,379,232
Total		161,074,835
Household Durables 2.9%
Helen of Troy Ltd.(a)	144,197	27,905,004
NVR, Inc.(a)	14,600	59,613,552
Skyline Champion Corp.(a)	1,355,443	36,285,209
Total		123,803,765
Specialty Retail 3.0%
Five Below, Inc.(a)	355,000	45,085,000
Tractor Supply Co.	119,273	17,096,592
Vroom, Inc.(a)	522,000	27,029,160
Williams-Sonoma, Inc.	475,000	42,959,000
Total		132,169,752
Total Consumer Discretionary		616,046,647
Consumer Staples 2.8%
Food & Staples Retailing 0.8%
BJ’s Wholesale Club Holdings, Inc.(a)	824,000	34,237,200
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.0%
Beyond Meat, Inc.(a),(b)	252,000	41,847,120
Household Products 1.0%
WD-40 Co.	234,059	44,309,710
Total Consumer Staples		120,394,030
Financials 3.2%
Banks 0.7%
Lakeland Financial Corp.	371,000	15,285,200
SVB Financial Group(a)	69,484	16,719,240
Total		32,004,440
Capital Markets 2.5%
Ares Management Corp., Class A	1,876,790	75,859,852
CF Finance Acquisition Corp., Class A(a)	1,019,811	10,606,034
Hamilton Lane, Inc., Class A	343,000	22,154,370
Total		108,620,256
Total Financials		140,624,696
Health Care 32.8%
Biotechnology 14.9%
ACADIA Pharmaceuticals, Inc.(a)	851,490	35,123,963
Acceleron Pharma, Inc.(a)	655,693	73,785,133
Anika Therapeutics, Inc.(a)	648,943	22,966,093
Argenx SE, ADR(a)	240,801	63,215,079
BioMarin Pharmaceutical, Inc.(a)	340,000	25,867,200
CRISPR Therapeutics AG(a)	529,811	44,313,392
Enanta Pharmaceuticals, Inc.(a)	334,000	15,290,520
Exact Sciences Corp.(a)	494,400	50,404,080
Immunomedics, Inc.(a)	1,233,517	104,885,950
Insmed, Inc.(a)	1,030,000	33,104,200
Intercept Pharmaceuticals, Inc.(a)	583,000	24,171,180
Kiniksa Pharmaceuticals Ltd., Class A(a)	1,356,825	20,786,559
Mirati Therapeutics, Inc.(a)	245,455	40,757,803
Natera, Inc.(a)	667,000	48,184,080
Sarepta Therapeutics, Inc.(a)	322,117	45,234,890
Total		648,090,122
Columbia Acorn® Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 6.1%
Globus Medical, Inc., Class A(a)	1,016,000	50,312,320
Haemonetics Corp.(a)	250,000	21,812,500
Hill-Rom Holdings, Inc.	229,466	19,162,706
Masimo Corp.(a)	312,900	73,863,174
Penumbra, Inc.(a)	282,547	54,921,486
STERIS PLC	133,292	23,484,717
West Pharmaceutical Services, Inc.	72,644	19,969,836
Total		263,526,739
Health Care Providers & Services 4.0%
Amedisys, Inc.(a)	187,300	44,283,339
Chemed Corp.	135,196	64,941,398
Encompass Health Corp.	641,163	41,662,772
HealthEquity, Inc.(a)	415,000	21,318,550
Total		172,206,059
Health Care Technology 1.1%
Livongo Health, Inc.(a)	331,852	46,475,873
Life Sciences Tools & Services 4.7%
10X Genomics, Inc., Class A(a)	325,453	40,577,480
Bio-Rad Laboratories, Inc., Class A(a)	82,000	42,267,720
Bio-Techne Corp.	231,502	57,349,990
Pra Health Sciences, Inc.(a)	322,941	32,759,135
Repligen Corp.(a)	218,000	32,163,720
Total		205,118,045
Pharmaceuticals 2.0%
Horizon Therapeutics PLC(a)	681,589	52,945,833
MyoKardia, Inc.(a)	250,000	34,082,500
Theravance Biopharma, Inc.(a)	107,614	1,591,073
Total		88,619,406
Total Health Care		1,424,036,244
Industrials 14.5%
Aerospace & Defense 1.0%
BWX Technologies, Inc.	747,700	42,102,987
Building Products 0.9%
Allegion PLC	383,170	37,899,345
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.1%
Copart, Inc.(a)	221,000	23,240,360
Unifirst Corp.	138,000	26,133,060
Total		49,373,420
Construction & Engineering 0.3%
Comfort Systems U.S.A., Inc.	251,000	12,929,010
Electrical Equipment 2.0%
Atkore International Group, Inc.(a),(c)	1,558,136	35,416,431
Generac Holdings, Inc.(a)	271,300	52,534,532
Total		87,950,963
Machinery 6.4%
Donaldson Co., Inc.	550,000	25,531,000
IDEX Corp.	225,000	41,042,250
ITT, Inc.	440,311	26,000,365
Nordson Corp.	225,000	43,159,500
SPX Corp.(a)	1,812,127	84,046,450
Toro Co. (The)	354,310	29,744,324
Watts Water Technologies, Inc., Class A	293,100	29,353,965
Total		278,877,854
Professional Services 1.5%
Exponent, Inc.	648,000	46,675,440
ICF International, Inc.	315,000	19,381,950
Total		66,057,390
Road & Rail 0.7%
Old Dominion Freight Line, Inc.	156,310	28,279,605
Trading Companies & Distributors 0.6%
Watsco, Inc.	108,302	25,222,453
Total Industrials		628,693,027
Information Technology 24.6%
Electronic Equipment, Instruments & Components 2.6%
CDW Corp.	429,372	51,322,835
Dolby Laboratories, Inc., Class A	483,000	32,013,240
ePlus, Inc.(a)	424,122	31,045,731
Total		114,381,806

2	Columbia Acorn® Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 8.8%
Booz Allen Hamilton Holdings Corp.	588,785	48,857,379
Endava PLC, ADR(a)	193,858	12,242,133
EPAM Systems, Inc.(a)	207,212	66,987,495
GoDaddy, Inc., Class A(a)	815,347	61,941,912
Jack Henry & Associates, Inc.	210,900	34,290,231
JFrog Ltd.(a),(b)	408,319	34,564,203
LiveRamp Holdings, Inc.(a)	581,000	30,078,370
VeriSign, Inc.(a)	133,000	27,245,050
Wix.com Ltd.(a)	259,225	66,063,491
Total		382,270,264
Semiconductors & Semiconductor Equipment 2.2%
CMC Materials, Inc.	163,000	23,278,030
MKS Instruments, Inc.	250,847	27,400,018
Teradyne, Inc.	584,061	46,409,487
Total		97,087,535
Software 11.0%
Alteryx, Inc., Class A(a)	362,397	41,150,179
Anaplan, Inc.(a)	463,971	29,035,305
ANSYS, Inc.(a)	81,417	26,642,085
Blackline, Inc.(a)	447,277	40,089,438
Cadence Design Systems, Inc.(a)	343,871	36,666,965
CyberArk Software Ltd.(a)	216,638	22,404,702
Elastic NV(a)	388,000	41,861,320
Manhattan Associates, Inc.(a)	589,760	56,316,182
Mimecast Ltd.(a)	1,511,795	70,933,421
Qualys, Inc.(a)	330,800	32,421,708
Sprout Social, Inc., Class A(a)	744,000	28,644,000
Zscaler, Inc.(a)	349,176	49,125,572
Total		475,290,877
Total Information Technology		1,069,030,482
Materials 1.9%
Chemicals 0.6%
Avient Corp.	958,000	25,348,680
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 1.3%
Avery Dennison Corp.	436,221	55,766,493
Total Materials		81,115,173
Real Estate 1.6%
Equity Real Estate Investment Trusts (REITS) 0.4%
Americold Realty Trust	526,393	18,818,550
Real Estate Management & Development 1.2%
Colliers International Group, Inc.	317,374	21,165,672
FirstService Corp.	217,000	28,620,130
Total		49,785,802
Total Real Estate		68,604,352
Total Common Stocks (Cost $3,104,269,478)		4,276,899,514

Securities Lending Collateral 0.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.025%(d),(e)	24,806,550	24,806,550
Total Securities Lending Collateral (Cost $24,806,550)		24,806,550

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(c),(d)	73,799,964	73,792,584
Total Money Market Funds (Cost $73,785,294)		73,792,584
Total Investments in Securities (Cost: $3,202,861,322)		4,375,498,648
Obligation to Return Collateral for Securities Loaned		(24,806,550)
Other Assets & Liabilities, Net		(15,512,710)
Net Assets		4,335,179,388

Columbia Acorn® Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at September 30, 2020. The total market value of securities on loan at September 30, 2020 was $24,475,571.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Atkore International Group, Inc.‡,†
	—	54,566,213	(31,576,165)	—	—	(11,887,307)	—	—
Columbia Short-Term Cash Fund, 0.136%
	57,990,784	1,184,055,939	(1,168,261,429)	7,290	73,792,584	(62,496)	510,370	73,799,964
Total	57,990,784			7,290	73,792,584	(11,949,803)	510,370

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(e)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Acorn® Fund | Quarterly Report 2020

Portfolio of Investments
Columbia Acorn International®, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Australia 5.0%
Bapcor Ltd.	2,425,000	11,924,987
carsales.com Ltd.	3,396,523	50,881,633
Evolution Mining Ltd.	3,469,000	14,491,522
National Storage REIT	19,549,881	25,552,150
Technology One Ltd.	3,026,433	17,337,996
Total		120,188,288
Austria 0.4%
S&T AG(a),(b)	435,000	9,100,922
Brazil 1.9%
Notre Dame Intermedica Participacoes SA	1,850,000	21,468,420
TOTVS SA	5,238,400	25,175,736
Total		46,644,156
Cambodia 1.1%
NagaCorp Ltd.	21,637,000	25,859,320
Canada 3.4%
CCL Industries, Inc.	662,003	25,524,565
Osisko Gold Royalties Ltd.	2,497,818	29,544,991
Parex Resources, Inc.(a)	1,079,673	11,376,075
Winpak Ltd.	486,261	16,597,655
Total		83,043,286
China 2.5%
51job, Inc., ADR(a)	229,426	17,892,934
A-Living Services Co., Ltd.	4,623,000	23,652,196
Shenzhou International Group Holdings Ltd.	1,076,500	18,331,601
Total		59,876,731
Denmark 1.9%
ALK-Abello AS(a)	3,341	1,098,517
SimCorp AS	342,302	44,904,626
Total		46,003,143
France 0.6%
Robertet SA	13,230	15,077,188
Germany 5.6%
Eckert & Ziegler Strahlen- und Medizintechnik AG	513,272	26,261,925
Hypoport SE(a)	72,624	45,492,522
Nemetschek SE	425,880	31,128,112
Common Stocks (continued)
Issuer	Shares	Value ($)
TeamViewer AG(a)	662,189	32,659,059
Total		135,541,618
Greece 0.5%
JUMBO SA	642,000	11,240,312
Hong Kong 1.3%
Vitasoy International Holdings Ltd.	7,710,000	30,064,994
India 0.7%
Zee Entertainment Enterprises Ltd.	5,618,278	15,970,185
Ireland 1.7%
UDG Healthcare PLC	4,158,715	41,366,675
Italy 4.4%
Amplifon SpA(a)	845,394	30,231,628
GVS SpA(a)	1,329,419	17,924,786
Industria Macchine Automatiche SpA(a)	458,173	36,152,539
Nexi SpA(a)	1,104,000	22,126,617
Total		106,435,570
Japan 20.4%
Aica Kogyo Co., Ltd.	693,200	24,711,379
Aruhi Corp.(b)	1,003,000	17,737,572
Azbil Corp.	775,240	29,048,211
Daifuku Co., Ltd.	299,200	30,200,471
Daiseki Co., Ltd.	685,200	17,146,566
Daiwa Securities Living Investments Corp.	18,021	18,622,146
Disco Corp.	61,700	15,085,947
Fuso Chemical Co., Ltd.	390,400	13,829,966
Glory Ltd.	734,700	16,473,192
Hikari Tsushin, Inc.	259,028	61,801,194
Invesco Office J-REIT, Inc.	85,875	11,896,390
Lasertec Corp.	284,000	23,344,489
Mandom Corp.	919,200	15,463,511
MonotaRO Co., Ltd	377,300	18,740,860
Nihon M&A Center, Inc.	300,800	17,208,589
Nihon Unisys Ltd.	902,700	28,480,385
NSD Co., Ltd.	785,400	15,426,445
Seiren Co., Ltd.	850,200	12,522,638
Sekisui Chemical Co., Ltd.	2,889,000	46,210,347
Columbia Acorn International® | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Seria Co., Ltd.	730,791	31,184,207
Solasto Corp.	1,424,600	18,671,887
Valqua Ltd.	462,800	8,359,212
Total		492,165,604
Malta 0.9%
Kindred Group PLC	2,993,507	21,674,302
Mexico 0.5%
Corporación Inmobiliaria Vesta SAB de CV	8,069,100	12,122,900
Netherlands 3.9%
Argenx SE, ADR(a)	133,000	34,915,160
BE Semiconductor Industries NV	336,500	14,426,374
IMCD NV	372,100	44,255,641
Total		93,597,175
New Zealand 1.5%
Fisher & Paykel Healthcare Corp., Ltd.	1,662,000	36,681,226
Russian Federation 0.7%
TCS Group Holding PLC, GDR	675,291	17,810,949
Singapore 1.8%
Mapletree Commercial Trust	20,872,100	29,984,265
Mapletree Logistics Trust	8,120,300	12,231,342
Total		42,215,607
South Korea 2.9%
Koh Young Technology, Inc.	374,203	28,632,498
Korea Investment Holdings Co., Ltd.	675,315	41,737,417
Total		70,369,915
Spain 2.2%
Befesa SA	746,454	29,947,397
Vidrala SA	219,477	23,931,296
Total		53,878,693
Sweden 10.0%
AddTech AB, B Shares	3,131,756	41,028,025
Dometic Group AB(a)	2,177,397	26,883,348
Dustin Group AB	290,000	1,822,261
Hexagon AB, Class B(a)	707,761	53,459,328
Munters Group AB(a)	3,772,682	29,487,736
Sectra AB, Class B(a)	265,000	17,535,316
Sweco AB, Class B	729,003	40,383,248
Common Stocks (continued)
Issuer	Shares	Value ($)
Trelleborg AB, Class B(a)	1,700,786	30,034,297
Total		240,633,559
Switzerland 3.6%
Belimo Holding AG, Registered Shares	5,322	40,181,216
Gurit Holding AG	4,800	10,220,790
Inficon Holding AG	45,183	37,443,030
Total		87,845,036
Taiwan 4.3%
Grape King Bio Ltd.	2,390,000	13,992,462
Parade Technologies Ltd.	447,000	16,342,348
Silergy Corp.	507,000	30,058,463
Sinbon Electronics Co., Ltd.	3,588,000	22,337,297
Voltronic Power Technology Corp.	629,408	21,380,186
Total		104,110,756
Thailand 0.7%
Muangthai Capital PCL, Foreign Registered Shares	11,229,900	17,593,916
United Kingdom 11.7%
Abcam PLC	1,374,000	21,700,784
Auto Trader Group PLC	4,209,438	30,562,215
Dechra Pharmaceuticals PLC	1,028,287	42,755,977
Diploma PLC	580,000	16,445,550
Genus PLC	144,000	7,141,187
Halma PLC	828,031	25,016,350
Intermediate Capital Group PLC	1,559,053	23,978,022
Rentokil Initial PLC(a)	4,652,043	32,154,240
Rightmove PLC	4,994,389	40,376,473
Safestore Holdings PLC	1,829,856	18,377,432
Spirax-Sarco Engineering PLC	173,624	24,724,357
Total		283,232,587
United States 1.2%
Inter Parfums, Inc.	765,801	28,602,667
Total Common Stocks (Cost $1,662,164,110)		2,348,947,280

Securities Lending Collateral 0.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.025%(c),(d)	19,678,480	19,678,480
Total Securities Lending Collateral (Cost $19,678,480)		19,678,480

6	Columbia Acorn International® | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2020 (Unaudited)
Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(c),(e)	62,255,181	62,248,955
Total Money Market Funds (Cost $62,230,996)		62,248,955
Total Investments in Securities (Cost $1,744,073,586)		2,430,874,715
Obligation to Return Collateral for Securities Loaned		(19,678,480)
Other Assets & Liabilities, Net		3,487,420
Net Assets		$2,414,683,655
At September 30, 2020, securities and/or cash totaling $4,861,400 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	173	12/2020	USD	16,030,180	—	(196,992)
MSCI Emerging Markets Index	520	12/2020	USD	28,301,000	—	(275,554)
Total					—	(472,546)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at September 30, 2020. The total market value of securities on loan at September 30, 2020 was $18,009,008.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	55,980,746	560,088,883	(553,838,633)	17,959	62,248,955	(16,220)	345,608	62,255,181
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn International® | Quarterly Report 2020	7

Portfolio of Investments
Columbia Acorn USA®, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.4%
Issuer	Shares	Value ($)
Consumer Discretionary 14.6%
Auto Components 0.9%
Dorman Products, Inc.(a)	27,500	2,485,450
Diversified Consumer Services 1.2%
Grand Canyon Education, Inc.(a)	40,344	3,225,099
Hotels, Restaurants & Leisure 5.6%
Choice Hotels International, Inc.	25,783	2,216,307
Churchill Downs, Inc.	22,182	3,633,855
Planet Fitness, Inc., Class A(a)	36,200	2,230,644
Shake Shack, Inc., Class A(a),(b)	32,000	2,063,360
Wendy’s Co. (The)	99,000	2,207,205
Wingstop, Inc.	20,900	2,855,985
Total		15,207,356
Household Durables 2.9%
Helen of Troy Ltd.(a)	20,602	3,986,899
Skyline Champion Corp.(a)	147,481	3,948,066
Total		7,934,965
Leisure Products 1.2%
Brunswick Corp.	56,906	3,352,333
Specialty Retail 2.8%
Boot Barn Holdings, Inc.(a)	94,190	2,650,507
Five Below, Inc.(a)	24,814	3,151,378
Vroom, Inc.(a)	33,437	1,731,368
Total		7,533,253
Total Consumer Discretionary		39,738,456
Consumer Staples 4.2%
Beverages 0.6%
Primo Water Corp.	110,081	1,563,150
Food & Staples Retailing 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	83,401	3,465,312
Household Products 1.5%
WD-40 Co.	21,321	4,036,279
Personal Products 0.9%
Inter Parfums, Inc.	67,338	2,515,074
Total Consumer Staples		11,579,815
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.1%
Banks 0.9%
Lakeland Financial Corp.	59,365	2,445,838
Capital Markets 1.8%
CF Finance Acquisition Corp., Class A(a)	78,831	819,842
Hamilton Lane, Inc., Class A	29,601	1,911,929
Houlihan Lokey, Inc.	35,530	2,098,046
Total		4,829,817
Consumer Finance 0.8%
FirstCash, Inc.	40,452	2,314,259
Thrifts & Mortgage Finance 1.6%
Merchants Bancorp	214,848	4,234,654
Total Financials		13,824,568
Health Care 34.5%
Biotechnology 15.3%
ACADIA Pharmaceuticals, Inc.(a)	36,989	1,525,796
Acceleron Pharma, Inc.(a)	41,692	4,691,601
Anika Therapeutics, Inc.(a)	89,694	3,174,271
CRISPR Therapeutics AG(a)	24,042	2,010,873
Enanta Pharmaceuticals, Inc.(a)	48,855	2,236,582
Fate Therapeutics, Inc.(a)	94,809	3,789,516
Immunogen, Inc.(a)	446,000	1,605,600
Insmed, Inc.(a)	168,010	5,399,841
Intercept Pharmaceuticals, Inc.(a)	62,378	2,586,192
Kiniksa Pharmaceuticals Ltd., Class A(a)	238,412	3,652,472
Mirati Therapeutics, Inc.(a)	29,369	4,876,722
Natera, Inc.(a)	85,805	6,198,553
Total		41,748,019
Health Care Equipment & Supplies 5.4%
Atrion Corp.	4,453	2,787,578
Globus Medical, Inc., Class A(a)	91,326	4,522,464
Haemonetics Corp.(a)	25,017	2,182,733
SI-BONE, Inc.(a)	214,684	5,092,304
Total		14,585,079
8	Columbia Acorn USA® | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 8.3%
Amedisys, Inc.(a)	20,229	4,782,742
Chemed Corp.	10,612	5,097,474
Corvel Corp.(a)	40,895	3,493,660
LHC Group, Inc.(a)	20,525	4,362,794
National Research Corp., Class A	95,966	4,722,487
Total		22,459,157
Health Care Technology 0.6%
American Well Corp., Class A(a)	55,450	1,643,538
Life Sciences Tools & Services 2.2%
NanoString Technologies, Inc.(a)	58,167	2,600,065
Repligen Corp.(a)	23,740	3,502,600
Total		6,102,665
Pharmaceuticals 2.7%
MyoKardia, Inc.(a)	30,000	4,089,900
Reata Pharmaceuticals, Inc., Class A(a)	18,000	1,753,560
Theravance Biopharma, Inc.(a)	105,821	1,564,564
Total		7,408,024
Total Health Care		93,946,482
Industrials 15.5%
Aerospace & Defense 2.2%
BWX Technologies, Inc.	60,974	3,433,446
Curtiss-Wright Corp.	27,241	2,540,496
Total		5,973,942
Commercial Services & Supplies 0.8%
Unifirst Corp.	11,788	2,232,293
Construction & Engineering 1.7%
Comfort Systems U.S.A., Inc.	92,527	4,766,066
Electrical Equipment 1.0%
Atkore International Group, Inc.(a)	120,921	2,748,534
Machinery 4.5%
ITT, Inc.	56,948	3,362,779
SPX Corp.(a)	112,475	5,216,590
Watts Water Technologies, Inc., Class A	36,171	3,622,526
Total		12,201,895
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.8%
Exponent, Inc.	73,090	5,264,673
ICF International, Inc.	39,936	2,457,262
Total		7,721,935
Road & Rail 1.4%
Saia, Inc.(a)	29,726	3,749,638
Trading Companies & Distributors 1.1%
SiteOne Landscape Supply, Inc.(a)	23,843	2,907,654
Total Industrials		42,301,957
Information Technology 17.5%
Electronic Equipment, Instruments & Components 2.5%
Badger Meter, Inc.	43,615	2,851,112
ePlus, Inc.(a)	55,368	4,052,938
Total		6,904,050
IT Services 2.5%
Endava PLC, ADR(a)	35,024	2,211,765
JFrog Ltd.(a)	15,446	1,307,504
LiveRamp Holdings, Inc.(a)	66,070	3,420,444
Total		6,939,713
Semiconductors & Semiconductor Equipment 1.9%
Advanced Energy Industries, Inc.(a)	48,186	3,032,827
Inphi Corp.(a)	18,079	2,029,368
Total		5,062,195
Software 10.6%
Blackline, Inc.(a)	30,576	2,740,527
CyberArk Software Ltd.(a)	23,818	2,463,257
Elastic NV(a)	19,023	2,052,391
j2 Global, Inc.(a)	32,059	2,219,124
Manhattan Associates, Inc.(a)	56,440	5,389,456
Mimecast Ltd.(a)	113,454	5,323,262
Qualys, Inc.(a)	42,059	4,122,203
Sprout Social, Inc., Class A(a)	119,108	4,585,658
Total		28,895,878
Total Information Technology		47,801,836

Columbia Acorn USA® | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.3%
Chemicals 1.3%
Avient Corp.	130,388	3,450,066
Total Materials		3,450,066
Real Estate 3.7%
Equity Real Estate Investment Trusts (REITS) 0.9%
UMH Properties, Inc.	181,001	2,450,754
Real Estate Management & Development 2.8%
Colliers International Group, Inc.	36,100	2,407,509
FirstService Corp.	19,695	2,597,574
Redfin Corp.(a)	53,122	2,652,381
Total		7,657,464
Total Real Estate		10,108,218
Total Common Stocks (Cost $211,786,975)		262,751,398

Securities Lending Collateral 0.2%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.025%(c),(d)	576,375	576,375
Total Securities Lending Collateral (Cost $576,375)		576,375

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(c),(e)	10,156,642	10,155,626
Total Money Market Funds (Cost $10,155,442)		10,155,626
Total Investments in Securities (Cost: $222,518,792)		273,483,399
Obligation to Return Collateral for Securities Loaned		(576,375)
Other Assets & Liabilities, Net		(362,911)
Net Assets		272,544,113

At September 30, 2020, securities and/or cash totaling $638,000 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	97	12/2020	USD	7,296,340	72,657	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at September 30, 2020. The total market value of securities on loan at September 30, 2020 was $560,976.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	13,292,093	130,184,201	(133,320,852)	184	10,155,626	(3,356)	70,757	10,156,642
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Acorn USA® | Quarterly Report 2020

Portfolio of Investments
Columbia Acorn International SelectSM, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Australia 2.5%
carsales.com Ltd.	759,937	11,384,241
Brazil 1.9%
TOTVS SA	1,809,600	8,696,933
Canada 5.0%
CCL Industries, Inc.	353,983	13,648,370
Winpak Ltd.	283,207	9,666,748
Total		23,315,118
China 13.5%
51job, Inc., ADR(a)	139,603	10,887,638
A-Living Services Co., Ltd.	1,795,750	9,187,418
NetEase, Inc., ADR	29,738	13,520,976
New Oriental Education & Technology Group, Inc., ADR(a)	97,082	14,513,759
Shenzhou International Group Holdings Ltd.	836,800	14,249,776
Total		62,359,567
Denmark 2.7%
SimCorp AS	95,775	12,564,170
Germany 4.5%
Nemetschek SE	159,757	11,676,843
TeamViewer AG(a)	181,133	8,933,451
Total		20,610,294
Italy 4.5%
Amplifon SpA(a)	303,294	10,845,915
Nexi SpA(a)	492,768	9,876,167
Total		20,722,082
Japan 16.9%
Hikari Tsushin, Inc.	79,700	19,015,532
Lasertec Corp.	136,800	11,244,810
Nihon Unisys Ltd.	322,100	10,162,326
Obic Co., Ltd.	60,200	10,586,933
Recruit Holdings Co., Ltd.	306,000	12,152,900
Sekisui Chemical Co., Ltd.	809,500	12,948,175
Seria Co., Ltd.	51,700	2,206,135
Total		78,316,811
Common Stocks (continued)
Issuer	Shares	Value ($)
Malta 0.0%
BGP Holdings PLC(a),(b)	2,232,232	3
Netherlands 5.8%
IMCD NV	89,048	10,590,907
Koninklijke Philips NV(a)	344,982	16,289,751
Total		26,880,658
New Zealand 3.1%
Fisher & Paykel Healthcare Corp., Ltd.	639,620	14,116,754
South Korea 5.2%
Koh Young Technology, Inc.	129,654	9,920,599
Korea Investment Holdings Co., Ltd.	228,051	14,094,548
Total		24,015,147
Sweden 13.1%
Hexagon AB, Class B(a)	298,540	22,549,629
Sectra AB, Class B(a)	197,492	13,068,244
Sweco AB, Class B	246,861	13,674,908
Trelleborg AB, Class B(a)	638,319	11,272,119
Total		60,564,900
Switzerland 6.9%
Belimo Holding AG, Registered Shares	1,510	11,400,533
Lonza Group AG, Registered Shares	19,015	11,734,832
Partners Group Holding AG	9,421	8,665,474
Total		31,800,839
Taiwan 1.9%
Voltronic Power Technology Corp.	263,852	8,962,715
United Kingdom 10.7%
Auto Trader Group PLC	1,276,430	9,267,396
Dechra Pharmaceuticals PLC	333,400	13,862,708
Intermediate Capital Group PLC	515,909	7,934,610
Rentokil Initial PLC(a)	1,314,783	9,087,588
Rightmove PLC	1,174,282	9,493,327
Total		49,645,629
Total Common Stocks (Cost $377,876,054)		453,955,861

Columbia Acorn International SelectSM | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, September 30, 2020 (Unaudited)
Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(c),(d)	7,373,198	7,372,461
Total Money Market Funds (Cost $7,372,230)		7,372,461
Total Investments in Securities (Cost $385,248,284)		461,328,322
Other Assets & Liabilities, Net		869,794
Net Assets		$462,198,116
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Valuation based on significant unobservable inputs.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	1,151,541	106,104,993	(99,884,304)	231	7,372,461	(3,182)	31,266	7,373,198
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Acorn International SelectSM | Quarterly Report 2020

Portfolio of Investments
Columbia Thermostat FundSM, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 44.9%
	Shares	Value ($)
Dividend Income 4.9%
Columbia Dividend Income Fund, Institutional 3 Class(a)	2,985,853	70,973,724
International Small Mid Cap 5.0%
Columbia Acorn International®, Institutional 3 Class(a)	2,134,766	71,066,362
U.S. Large Cap 25.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,429,195	71,442,620
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	2,918,629	71,535,614
Columbia Large Cap Index Fund, Institutional 3 Class(a)	4,167,331	214,825,902
Total		357,804,136
U.S. Mid Cap 5.0%
Columbia Select Mid Cap Value Fund, Institutional 3 Class(a)	7,566,397	71,426,791
U.S. Small Mid Cap 5.0%
Columbia Acorn® Fund, Institutional 3 Class(a),(b)	4,277,663	71,779,180
Total Equity Funds (Cost $535,494,836)		643,050,193

Exchange-Traded Equity Funds 5.0%

U.S. Large Cap 5.0%
Columbia Research Enhanced Core ETF(a)	3,185,423	71,546,512
Total Exchange-Traded Equity Funds (Cost $62,377,756)		71,546,512

Exchange-Traded Fixed Income Funds 4.9%
	Shares	Value ($)
Multisector 4.9%
Columbia Diversified Fixed Income Allocation ETF(a)	3,276,087	70,468,631
Total Exchange-Traded Fixed Income Funds (Cost $66,362,254)		70,468,631

Fixed Income Funds 44.3%

Investment Grade 44.3%
Columbia Corporate Income Fund, Institutional 3 Class(a)	6,240,687	70,582,172
Columbia Quality Income Fund, Institutional 3 Class(a)	6,228,034	141,127,245
Columbia Short Term Bond Fund, Institutional 3 Class(a)	10,552,088	105,731,921
Columbia Total Return Bond Fund, Institutional 3 Class(a)	1,791,594	70,535,075
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	20,046,012	246,365,484
Total		634,341,897
Total Fixed Income Funds (Cost $613,599,940)		634,341,897

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 0.136%(a),(c)	6,083,714	6,083,106
Total Money Market Funds (Cost $6,083,103)		6,083,106
Total Investments in Securities (Cost: $1,283,917,889)		1,425,490,339
Other Assets & Liabilities, Net		6,048,149
Net Assets		1,431,538,488
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Acorn International®, Institutional 3 Class
	14,336,928	76,527,004	(32,216,193)	12,418,623	71,066,362	2,248,667	1,124,582	328,362	2,134,766
Columbia Acorn SelectSM, Institutional 3 Class
	14,215,080	44,681,686	(57,267,751)	(1,629,015)	—	1,414,804	10,745,116	322,525	—
Columbia Thermostat FundSM | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Acorn® Fund, Institutional 3 Class
	14,254,256	76,468,970	(32,270,245)	13,326,199	71,779,180	2,288,169	2,658,707	—	4,277,663
Columbia Contrarian Core Fund, Institutional 3 Class
	14,273,333	76,451,764	(30,211,480)	10,929,003	71,442,620	—	3,893,355	—	2,429,195
Columbia Corporate Income Fund, Institutional 3 Class
	57,276,785	67,077,994	(54,636,521)	863,914	70,582,172	—	(994,680)	1,159,498	6,240,687
Columbia Diversified Fixed Income Allocation ETF
	57,229,227	65,935,410	(53,885,293)	1,189,287	70,468,631	—	(2,879,267)	1,011,177	3,276,087
Columbia Dividend Income Fund, Institutional 3 Class
	14,264,391	81,568,227	(31,497,063)	6,638,169	70,973,724	—	2,668,584	893,481	2,985,853
Columbia Inflation Protected Securities Fund
	57,184,897	9,333,717	(64,547,102)	(1,971,512)	—	—	1,550,026	—	—
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	14,253,804	81,213,292	(30,710,809)	6,779,327	71,535,614	3,678,358	3,446,431	143,127	2,918,629
Columbia Large Cap Index Fund, Institutional 3 Class
	57,074,167	284,322,868	(155,409,624)	28,838,491	214,825,902	5,654,689	13,800,420	507,791	4,167,331
Columbia Quality Income Fund, Institutional 3 Class
	114,706,732	136,930,760	(113,264,781)	2,754,534	141,127,245	—	2,349,289	2,385,447	6,228,034
Columbia Research Enhanced Core ETF
	—	90,931,545	(28,553,789)	9,168,756	71,546,512	—	391,836	—	3,185,423
Columbia Select Mid Cap Value Fund, Institutional 3 Class
	—	66,932,760	—	4,494,031	71,426,791	1,587,312	—	339,368	7,566,397
Columbia Short Term Bond Fund, Institutional 3 Class
	86,093,014	102,966,710	(86,247,331)	2,919,528	105,731,921	—	(1,859,247)	1,674,970	10,552,088
Columbia Short-Term Cash Fund, 0.136%
	6,263,184	356,827,398	(357,007,478)	2	6,083,106	—	394	39,450	6,083,714
Columbia Total Return Bond Fund, Institutional 3 Class
	—	138,965,181	(71,794,838)	3,364,732	70,535,075	—	719,525	764,674	1,791,594
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	200,147,836	246,124,337	(197,601,763)	(2,304,926)	246,365,484	—	16,080,412	2,384,889	20,046,012
Total	721,573,634			97,779,143	1,425,490,339	16,871,999	53,695,483	11,954,759

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia Thermostat FundSM | Quarterly Report 2020

Portfolio of Investments
Columbia Acorn European FundSM, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.4%
Issuer	Shares	Value ($)
Denmark 4.4%
ALK-Abello AS(a)	3,632	1,194,197
SimCorp AS	22,258	2,919,899
Total		4,114,096
France 2.4%
Robertet SA	1,989	2,266,707
Germany 10.7%
Deutsche Beteiligungs AG	25,982	944,340
Eckert & Ziegler Strahlen- und Medizintechnik AG	35,144	1,798,167
Hypoport SE(a)	4,125	2,583,948
Nemetschek SE	27,487	2,009,060
TeamViewer AG(a)	35,116	1,731,916
Washtec AG(a)	21,462	930,693
Total		9,998,124
Greece 1.0%
JUMBO SA	53,119	930,022
Ireland 1.9%
UDG Healthcare PLC	177,055	1,761,163
Italy 8.5%
Amplifon SpA(a)	43,430	1,553,074
Carel Industries SpA	99,794	2,109,201
GVS SpA(a)	105,559	1,423,270
Industria Macchine Automatiche SpA(a)	17,813	1,405,550
Nexi SpA(a)	71,659	1,436,206
Total		7,927,301
Malta 1.3%
Kindred Group PLC	162,979	1,180,039
Netherlands 5.1%
Argenx SE(a)	4,000	1,056,666
BE Semiconductor Industries NV	28,308	1,213,616
IMCD NV	20,725	2,464,924
Total		4,735,206
Spain 3.7%
Befesa SA	36,637	1,469,860
Vidrala SA	18,753	2,044,786
Total		3,514,646
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 22.8%
AddTech AB, B Shares	235,620	3,086,774
Dometic Group AB(a)	136,718	1,687,996
Dustin Group AB	171,373	1,076,849
Hexagon AB, Class B(a)	44,403	3,353,893
Munters Group AB(a)	379,626	2,967,202
Sectra AB, Class B(a)	62,937	4,164,605
Sweco AB, Class B	58,991	3,267,817
Trelleborg AB, Class B(a)	101,053	1,784,502
Total		21,389,638
Switzerland 7.7%
Belimo Holding AG, Registered Shares	295	2,227,257
Gurit Holding AG	507	1,079,571
Inficon Holding AG	2,339	1,938,323
Kardex Energy AG	5,897	1,096,212
Partners Group Holding AG	943	867,375
Total		7,208,738
Ukraine 0.5%
Kernel Holding SA	44,077	456,107
United Kingdom 23.1%
Abcam PLC	55,170	871,348
Auto Trader Group PLC	232,476	1,687,869
Dechra Pharmaceuticals PLC	62,622	2,603,811
Diploma PLC	92,992	2,636,732
Halma PLC	64,455	1,947,305
Intermediate Capital Group PLC	110,151	1,694,107
Rentokil Initial PLC(a)	451,299	3,119,313
Rightmove PLC	244,997	1,980,646
RWS Holdings PLC	126,910	923,857
Safestore Holdings PLC	117,394	1,179,000
Spirax-Sarco Engineering PLC	20,701	2,947,858
Total		21,591,846
United States 1.3%
Inter Parfums, Inc.	33,935	1,267,472
Total Common Stocks (Cost $59,305,796)		88,341,105

Columbia Acorn European FundSM | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, September 30, 2020 (Unaudited)
Money Market Funds 5.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	5,006,847	5,006,347
Total Money Market Funds (Cost $5,006,715)		5,006,347
Total Investments in Securities (Cost $64,312,511)		93,347,452
Other Assets & Liabilities, Net		264,823
Net Assets		$93,612,275
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	3,469,112	35,963,627	(34,426,024)	(368)	5,006,347	(566)	11,165	5,006,847
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Columbia Acorn European FundSM | Quarterly Report 2020